Fair Value Assets and Liabilities (Detail) - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financial assets, Carrying amount:
Cash and cash equivalents	$ 194.5	$ 156.7	$ 296.6	$ 257.7	$ 61.9
Restricted cash	123.2	2.4		6.6
Trade accounts receivable	507.1	190.5		156.2
Loans to related parties	15.2	24.4		3.5
Foreign currency derivatives	7.6	0.8
Financial liabilities, Carrying amount:
Trade accounts payable	242.7	50.8		42.7
Payables to related parties	256.3	87.1		121.6
Notes payables	101.8
Short-term debt	235.1	1.1		6.3
Derivative contracts	0.9
Total long-term debt	882.8	291.6		218.1
Financial assets, Fair value:
Cash and cash equivalents	194.5	156.7		257.7
Restricted cash	123.2	2.4		6.6
Trade accounts receivable	507.1	190.5		156.2
Loans to related parties	15.2	24.4		3.5
Foreign currency derivatives	7.6	0.8
Financial liabilities, Fair value:
Trade accounts payable	242.7	50.8		42.7
Payables to related parties	256.3	87.1		121.6
Notes payables	101.8
Short-term debt	235.1	1.1		6.3
Derivative contracts	0.9
Total long-term debt	$ 855.5	$ 265.7		$ 200.1